Allowance for Losses on Loans - Loans Collectively and Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 123,073	$ 113,494	$ 106,829
Recorded investment of loans	12,201,387	10,950,608
Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	36,892	37,796	47,347
Recorded investment of loans	5,711,004	5,658,830
Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	24,556	19,838	6,680
Recorded investment of loans	1,597,996	1,110,411
Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	1,944	1,080	990
Recorded investment of loans	602,631	473,069
Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	6,829	6,023	5,781
Recorded investment of loans	124,308	118,497
Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	2,649	2,535	2,946
Recorded investment of loans	104,405	104,567
Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	7,862	6,925	5,304
Recorded investment of loans	1,303,148	1,124,290
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	11,818	8,588	8,960
Recorded investment of loans	1,434,610	1,093,639
Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	28,524	28,008	24,980
Recorded investment of loans	1,093,360	978,589
HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	855	813	902
Recorded investment of loans	144,850	149,716
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	1,144	1,888	$ 2,939
Recorded investment of loans	85,075	139,000
Loans Collectively Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	122,947	113,128
Recorded investment of loans	$ 11,000,212	$ 9,784,140
Ratio	1.10%	1.20%
Loans Collectively Evaluated for Impairment | Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 36,893	$ 37,536
Recorded investment of loans	$ 5,713,576	$ 5,585,912
Ratio	0.70%	0.70%
Loans Collectively Evaluated for Impairment | Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 24,556	$ 19,838
Recorded investment of loans	$ 793,958	$ 498,450
Ratio	3.10%	4.00%
Loans Collectively Evaluated for Impairment | Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 1,944	$ 1,080
Recorded investment of loans	$ 277,495	$ 229,298
Ratio	0.70%	0.50%
Loans Collectively Evaluated for Impairment | Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 6,828	$ 6,022
Recorded investment of loans	$ 104,767	$ 90,850
Ratio	6.50%	6.60%
Loans Collectively Evaluated for Impairment | Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 2,649	$ 2,535
Recorded investment of loans	$ 96,337	$ 92,828
Ratio	2.80%	2.70%
Loans Collectively Evaluated for Impairment | Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 7,857	$ 6,911
Recorded investment of loans	$ 1,302,625	$ 1,091,974
Ratio	0.60%	0.60%
Loans Collectively Evaluated for Impairment | Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 11,697	$ 8,497
Recorded investment of loans	$ 1,391,668	$ 957,380
Ratio	0.80%	0.90%
Loans Collectively Evaluated for Impairment | Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 28,524	$ 28,008
Recorded investment of loans	$ 1,093,210	$ 966,930
Ratio	2.60%	2.90%
Loans Collectively Evaluated for Impairment | HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 855	$ 813
Recorded investment of loans	$ 141,689	$ 133,203
Ratio	0.60%	0.60%
Loans Collectively Evaluated for Impairment | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 1,144	$ 1,888
Recorded investment of loans	$ 84,887	$ 137,315
Ratio	1.40%	1.40%
Loans Individually Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 126	$ 366
Recorded investment of loans	$ 28,553	$ 34,271
Ratio	0.40%	1.10%
Loans Individually Evaluated for Impairment | Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 0	$ 260
Recorded investment of loans	$ 5,552	$ 19,629
Ratio	0.00%	1.30%
Loans Individually Evaluated for Impairment | Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 0	$ 0
Recorded investment of loans	$ 0	$ 0
Ratio	0.00%	0.00%
Loans Individually Evaluated for Impairment | Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 0	$ 0
Recorded investment of loans	$ 105	$ 330
Ratio	0.00%	0.00%
Loans Individually Evaluated for Impairment | Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 1	$ 2
Recorded investment of loans	$ 89	$ 850
Ratio	1.00%	0.20%
Loans Individually Evaluated for Impairment | Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 0	$ 0
Recorded investment of loans	$ 171	$ 558
Ratio	0.00%	0.00%
Loans Individually Evaluated for Impairment | Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 5	$ 13
Recorded investment of loans	$ 493	$ 1,505
Ratio	1.00%	0.90%
Loans Individually Evaluated for Impairment | Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 120	$ 91
Recorded investment of loans	$ 21,765	$ 11,157
Ratio	0.60%	0.80%
Loans Individually Evaluated for Impairment | Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 0	$ 0
Recorded investment of loans	$ 81	$ 0
Ratio	0.00%	0.00%
Loans Individually Evaluated for Impairment | HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 0	$ 0
Recorded investment of loans	$ 215	$ 239
Ratio	0.00%	0.00%
Loans Individually Evaluated for Impairment | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 0	$ 0
Recorded investment of loans	$ 82	$ 3
Ratio	0.00%	0.00%